Share based payments (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of share-based expense by award type
The following table represents the share-based payment expense by award type for the three and nine months ended September 30, 2022 and 2021:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Share options	5,758	2,458	14,619	5,442
Performance share options	1,705	—	2,528	—
PSUs	142	—	279	—
RSUs	1,581	335	3,000	500
Clawback shares	927	581	3,373	581
	10,113	3,374	23,799	6,523

Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options	Information with respect to share options for the nine months ending September 30, 2022 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2022	8,265,900	£0.02
Granted	2,864,953	£0.08
Exercised	(1,367,874)	£0.02
Forfeited	(151,902)	£0.03
Options held as at September 30, 2022	9,611,077	£0.05

Exercisable as at September 30, 2022	4,104,198	£0.03

Disclosure of the fair value of the share options as at the grant date
A Black-Scholes model has been used to calculate the fair value of the share options as at the grant date, with the following weighted average values for the nine months ended September 30, 2022:

Exercise price	£0.08
Expected life	6.0 years
Expected volatility	91.0%
Risk-free rate	1.60%
Expected dividend rate	—
Fair value	£10.86

Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of the fair value of the share options as at the grant date
A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the following weighted average values for the nine months ended September 30, 2022:

Exercise price	£0.0005
Expected life	2.6 years
Expected volatility	93.1%
Risk-free rate	2.60%
Expected dividend rate	—
Fair value	£9.33

Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share options for the nine months ending September 30, 2022 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2022	—	£—
Granted	877,704	£—
Options held as at September 30, 2022	877,704	£—

Exercisable as at September 30, 2022	—	£—

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share units for the nine months ending September 30, 2022 is as follows:

Number of PSUs
PSUs held as at January 01, 2022	—
Granted	146,285
PSUs held as at September 30, 2022	146,285

RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to restricted share units for the nine months ending September 30, 2022 is as follows:

Number of RSUs
RSUs held as at 1 January 2022	931,500
Granted	749,736
Released	(849,191)
Forfeited	(40,959)
RSUs held as at 30 September 2022	791,086